Investment Risks	Jul. 31, 2026
Conservative Allocation Fund | Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Investment Risks You should be aware that an investment in the Fund involves certain risks, including, among others, the following:
Conservative Allocation Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk As with any mutual fund, investment return and principal value will fluctuate, depending on general market conditions and other factors. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. You may lose money if you invest in the Fund.
Conservative Allocation Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk The investment adviser’s judgment about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform other funds with similar objectives or investment strategies, if the Fund’s overall investment selections or strategies fail to produce the intended results.
Conservative Allocation Fund | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk The risk that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its largest holdings.
Conservative Allocation Fund | Large Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Company Risk Securities of large companies tend to have less overall volatility compared to those of mid-size and small companies; however, large companies may not be able to attain the high growth rates of successful mid-size or small companies. In addition, large companies may be less capable of responding to competitive challenges and disruptive changes.
Conservative Allocation Fund | Mid Size Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-Size Company Risk Securities of mid-size companies may be more volatile and less liquid, compared to those of large companies, due to the mid-size companies’ limited product lines, markets, financing sources and management depth. Also, securities of mid-size companies may be affected to a greater extent by the underperformance of a sector or changing market conditions.
Conservative Allocation Fund | Small Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small Company Risk Securities of small companies may be more volatile and less liquid, compared to those of large and mid-size companies, due to the small companies’ size, limited product lines, markets, financing sources and management depth. Also, securities of small companies may be affected to a greater extent by the underperformance of a sector or changing market conditions.
Conservative Allocation Fund | Non U S Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-U.S. Securities Risk The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies. Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls (including tariffs), excessive taxation, sanctions, expropriation, limited disclosure and illiquid markets. Non-U.S. securities may also be subject to risks from differing financial reporting, accounting, corporate governance and auditing standards, and increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities.
Conservative Allocation Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk Debt securities are subject to interest rate risk because the prices of debt securities tend to move in the opposite direction of interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, disinflation or deflation, general economic conditions, etc.). When interest rates rise, debt securities prices fall. When interest rates fall, debt securities prices rise. Changing interest rates (or the expectation of such changes) can be difficult to forecast and may have sudden and unpredictable effects in the markets and on the Fund’s investments. In general, debt securities with longer maturities are more sensitive to changes in interest rates.
Conservative Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk The risk that the issuer or guarantor of a debt security is unable or unwilling, or perceived to be unable or unwilling, to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to fall. In general, lower-rated debt securities may have greater credit risk than investment grade securities.
Conservative Allocation Fund | Non Investment Grade Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Investment Grade Debt (Junk Bond) Securities Risk Non-investment grade debt securities (commonly referred to as “high yield” or “junk bonds”) are more speculative and involve a greater risk of default and price change than investment grade debt securities due to the issuer’s creditworthiness. The market prices of these securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in response to adverse economic changes, issuer developments or rising interest rates. The Fund may also hold securities of distressed companies. Distressed companies may be engaged in restructurings, bankruptcy proceedings or other financial difficulties, which may cause the value of their securities to fluctuate rapidly or unpredictably.
Conservative Allocation Fund | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date. Call risk is the risk, especially during periods of falling interest rates, that an issuer will call or repay a debt security before its maturity date, likely causing the Fund to reinvest the proceeds at a lower interest rate, and thereby decreasing the Fund’s income.
Conservative Allocation Fund | Debt Securities Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Liquidity Risk Debt securities purchased by the Fund may be illiquid at the time of purchase or may be liquid at the time of purchase but subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market's perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants. The Fund may be unable to sell illiquid securities on short notice or only at a price below current value.
Conservative Allocation Fund | Structured Products Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Structured Products Risk The term Structured Products includes a wide variety of investment products, such as mortgage-backed securities and other types of asset-backed securities as well as various types of collateralized obligations. Risks from Structured Products include (i) underlying collateral may not be adequate to make payments to investors, (ii) underlying collateral may default, decline in value or quality or be downgraded by a rating agency; (iii) the structure and complexity of the transaction and the legal documents could lead to disputes among investors and (iv) the Structured Product’s manager may perform poorly. Non-payment on a Structured Product would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the Fund’s net asset value per share. In most cases, structured products are issued in several classes (sometimes called tranches), with different payment priorities. Generally, the lower classes are subordinated in priority of payments, and will be impacted first in case of an issuer’s non-payment of scheduled interest or principal. In some cases, the securities holders of one class must receive payment in full before the securities holders of a lower class receive any payments. The Fund may invest in any class of a Structured Product offering. Some Structured Products have credit ratings (or in some cases only certain classes of a Structured Product have credit ratings), but in many cases Structured Products do not have credit ratings. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws), which means (A) the security will not be traded on an exchange, (B) less information about the security may be available as compared to publicly offered securities, (C) only certain institutions may buy and sell the security, and (D) the security may have greater liquidity risk. There can be no assurance that a market will exist or will be active enough for the Fund to sell any Structured Product.
Conservative Allocation Fund | Loan Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Loan Investment Risk Investments in Loans and participation interests in Loans are subject to credit risk, including the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the Fund’s net asset value per share. Also, increases in interest rates may lead to an increase in loan defaults. In the event of a loan borrower’s non-payment of scheduled interest or principal, there can be no assurance that any collateral securing a Loan could be readily liquidated, or that liquidation proceeds would satisfy the Loan borrower’s obligations. In the event of bankruptcy of a Loan borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Loan. Loans in which the Fund may invest may not be rated by a rating agency, may not be registered with the SEC or any state securities commission, and will not be listed on any national securities exchange. The amount of public information available with respect to Loans will generally be less extensive than that available for registered or exchange-listed securities.
Conservative Allocation Fund | Government Sponsored Enterprises Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Government-Sponsored Enterprises Risk Obligations of U.S. Government agencies and authorities (such as Fannie Mae and Freddie Mac) are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. The Fund may purchase residential mortgage-backed securities and other asset-backed securities that are sponsored by U.S. Government agencies and authorities, and may purchase debt securities directly issued by U.S. Government agencies and authorities. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of obligations of U.S. Government agencies and authorities may be affected by changes in the credit rating of the U.S. Government.
Conservative Allocation Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk Derivatives are instruments, such as options, futures and forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives may carry more risk than other types of investments. Derivatives are subject to a number of risks including leverage, counterparty, liquidity, interest rate, market, credit, operational, management and legal risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and in some cases the Fund could lose more than the principal amount invested. Derivative strategies may also involve leverage, which may further exaggerate a loss.
Conservative Allocation Fund | Large Investor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Investor Risk Ownership of shares of the Fund may be concentrated in one or more large investors, including related persons of the investment adviser. These investors may redeem shares in substantial quantities or on a frequent basis, which may negatively impact the Fund’s performance, may increase realized capital gains, may accelerate the realization of taxable income to other shareholders and may potentially limit the use of available capital loss carryforwards or certain other losses to offset any future realized capital gains. Large investor redemption activity also may increase the Fund’s brokerage and other expenses.
Conservative Allocation Fund | Failure To Meet Objectives [Member]
Prospectus [Line Items]
Risk [Text Block]	Failure to Meet Investment Objective There can be no assurance that the Fund will meet its investment objective.
CORE PLUS INCOME FUND SUMMARY | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk As with any mutual fund, investment return and principal value will fluctuate, depending on general market conditions and other factors. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. You may lose money if you invest in the Fund.
CORE PLUS INCOME FUND SUMMARY | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk The investment adviser’s judgment about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform other funds with similar objectives or investment strategies, if the Fund’s overall investment selections or strategies fail to produce the intended results.
CORE PLUS INCOME FUND SUMMARY | Non U S Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-U.S. Securities Risk The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies. Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls (including tariffs), excessive taxation, sanctions, expropriation, limited disclosure and illiquid markets. Non-U.S. securities may also be subject to risks from differing financial reporting, accounting, corporate governance and auditing standards, and increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities.
CORE PLUS INCOME FUND SUMMARY | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk Debt securities are subject to interest rate risk because the prices of debt securities tend to move in the opposite direction of interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, disinflation or deflation, general economic conditions, etc.). When interest rates rise, debt securities prices fall. When interest rates fall, debt securities prices rise. Changing interest rates (or the expectation of such changes) can be difficult to forecast and may have sudden and unpredictable effects in the markets and on the Fund’s investments. In general, debt securities with longer maturities are more sensitive to changes in interest rates.
CORE PLUS INCOME FUND SUMMARY | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk The risk that the issuer or guarantor of a debt security is unable or unwilling, or perceived to be unable or unwilling, to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to fall. In general, lower-rated debt securities may have greater credit risk than investment grade securities.
CORE PLUS INCOME FUND SUMMARY | Non Investment Grade Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Investment Grade Debt (Junk Bond) Securities Risk Non-investment grade debt securities (commonly referred to as “high yield” or “junk bonds”) are more speculative and involve a greater risk of default and price change than investment grade debt securities due to the issuer’s creditworthiness. The market prices of these securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in response to adverse economic changes, issuer developments or rising interest rates. The Fund may also hold securities of distressed companies. Distressed companies may be engaged in restructurings, bankruptcy proceedings or other financial difficulties, which may cause the value of their securities to fluctuate rapidly or unpredictably.
CORE PLUS INCOME FUND SUMMARY | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date. Call risk is the risk, especially during periods of falling interest rates, that an issuer will call or repay a debt security before its maturity date, likely causing the Fund to reinvest the proceeds at a lower interest rate, and thereby decreasing the Fund’s income.
CORE PLUS INCOME FUND SUMMARY | Debt Securities Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Liquidity Risk Debt securities purchased by the Fund may be illiquid at the time of purchase or may be liquid at the time of purchase but subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market’s perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants. The Fund may be unable to sell illiquid securities on short notice or only at a price below current value.
CORE PLUS INCOME FUND SUMMARY | Structured Products Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Structured Products Risk The term Structured Products includes a wide variety of investment products, such as mortgage-backed securities and other types of asset-backed securities as well as various types of collateralized obligations. Risks from Structured Products include (i) underlying collateral may not be adequate to make payments to investors, (ii) underlying collateral may default, decline in value or quality or be downgraded by a rating agency; (iii) the structure and complexity of the transaction and the legal documents could lead to disputes among investors and (iv) the Structured Product’s manager may perform poorly. Non-payment on a Structured Product would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the Fund’s net asset value per share. In most cases, structured products are issued in several classes (sometimes called tranches), with different payment priorities. Generally, the lower classes are subordinated in priority of payments, and will be impacted first in case of an issuer’s non-payment of scheduled interest or principal. In some cases, the securities holders of one class must receive payment in full before the securities holders of a lower class receive any payments. The Fund may invest in any class of a Structured Product offering. Some Structured Products have credit ratings (or in some cases only certain classes of a Structured Product have credit ratings), but in many cases Structured Products do not have credit ratings. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws), which means (A) the security will not be traded on an exchange, (B) less information about the security may be available as compared to publicly offered securities, (C) only certain institutions may buy and sell the security, and (D) the security may have greater liquidity risk. There can be no assurance that a market will exist or will be active enough for the Fund to sell any Structured Product.
CORE PLUS INCOME FUND SUMMARY | Loan Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Loan Investment Risk Investments in Loans and participation interests in Loans are subject to credit risk, including the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the Fund’s net asset value per share. Also, increases in interest rates may lead to an increase in loan defaults. In the event of a loan borrower’s non-payment of scheduled interest or principal, there can be no assurance that any collateral securing a Loan could be readily liquidated, or that liquidation proceeds would satisfy the Loan borrower’s obligations. In the event of bankruptcy of a Loan borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Loan. Loans in which the Fund may invest may not be rated by a rating agency, may not be registered with the SEC or any state securities commission, and will not be listed on any national securities exchange. The amount of public information available with respect to Loans will generally be less extensive than that available for registered or exchange-listed securities.
CORE PLUS INCOME FUND SUMMARY | Government Sponsored Enterprises Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Government-Sponsored Enterprises Risk Obligations of U.S. Government agencies and authorities (such as Fannie Mae and Freddie Mac) are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. The Fund may purchase residential mortgage-backed securities and other asset-backed securities that are sponsored by U.S. Government agencies and authorities, and may purchase debt securities directly issued by U.S. Government agencies and authorities. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of obligations of U.S. Government agencies and authorities may be affected by changes in the credit rating of the U.S. Government.
CORE PLUS INCOME FUND SUMMARY | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk Derivatives are instruments, such as options, futures and forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives may carry more risk than other types of investments. Derivatives are subject to a number of risks including leverage, counterparty, liquidity, interest rate, market, credit, operational, management and legal risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and in some cases the Fund could lose more than the principal amount invested. Derivative strategies may also involve leverage, which may further exaggerate a loss.
CORE PLUS INCOME FUND SUMMARY | Large Investor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Investor Risk Ownership of shares of the Fund may be concentrated in one or more large investors, including related persons of the investment adviser. These investors may redeem shares in substantial quantities or on a frequent basis, which may negatively impact the Fund’s performance, may increase realized capital gains, may accelerate the realization of taxable income to other shareholders and may potentially limit the use of available capital loss carryforwards or certain other losses to offset any future realized capital gains. Large investor redemption activity also may increase the Fund’s brokerage and other expenses.
CORE PLUS INCOME FUND SUMMARY | Failure To Meet Objectives [Member]
Prospectus [Line Items]
Risk [Text Block]	Failure to Meet Investment Objective There can be no assurance that the Fund will meet its investment objective.
CORE PLUS INCOME FUND SUMMARY | Risk Introduction [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Investment Risks You should be aware that an investment in the Fund involves certain risks, including, among others, the following:
CORE PLUS INCOME FUND SUMMARY | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes which could affect the market for and value of municipal securities.
Large Cap Equity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk As with any mutual fund, investment return and principal value will fluctuate, depending on general market conditions and other factors. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. You may lose money if you invest in the Fund.
Large Cap Equity Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk The investment adviser’s judgment about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform other funds with similar objectives or investment strategies, if the Fund’s overall investment selections or strategies fail to produce the intended results.
Large Cap Equity Fund | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk The risk that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its largest holdings.
Large Cap Equity Fund | Large Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Company Risk Securities of large companies tend to have less overall volatility compared to those of mid-size and small companies; however, large companies may not be able to attain the high growth rates of successful mid-size or small companies. In addition, large companies may be less capable of responding to competitive challenges and disruptive changes.
Large Cap Equity Fund | Non U S Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-U.S. Securities Risk The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies. Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls (including tariffs), excessive taxation, sanctions, expropriation, limited disclosure and illiquid markets. Non-U.S. securities may also be subject to risks from differing financial reporting, accounting, corporate governance and auditing standards, and increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities.
Large Cap Equity Fund | Large Investor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Investor Risk Ownership of shares of the Fund may be concentrated in one or more large investors, including related persons of the investment adviser. These investors may redeem shares in substantial quantities or on a frequent basis, which may negatively impact the Fund’s performance, may increase realized capital gains, may accelerate the realization of taxable income to other shareholders and may potentially limit the use of available capital loss carryforwards or certain other losses to offset any future realized capital gains. Large investor redemption activity also may increase the Fund’s brokerage and other expenses.
Large Cap Equity Fund | Principal Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Investment Risks You should be aware that an investment in the Fund involves certain risks, including, among others, the following:
Large Cap Equity Fund | Failure To Meet Objective Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Failure to Meet Investment Objective There can be no assurance that the Fund will meet its investment objective.
MULTI CAP EQUITY FUND SUMMARY | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk As with any mutual fund, investment return and principal value will fluctuate, depending on general market conditions and other factors. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. You may lose money if you invest in the Fund.
MULTI CAP EQUITY FUND SUMMARY | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk The investment adviser’s judgment about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform other funds with similar objectives or investment strategies, if the Fund’s overall investment selections or strategies fail to produce the intended results.
MULTI CAP EQUITY FUND SUMMARY | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk The risk that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its largest holdings.
MULTI CAP EQUITY FUND SUMMARY | Large Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Company Risk Securities of large companies tend to have less overall volatility compared to those of mid-size and small companies; however, large companies may not be able to attain the high growth rates of successful mid-size or small companies. In addition, large companies may be less capable of responding to competitive challenges and disruptive changes.
MULTI CAP EQUITY FUND SUMMARY | Mid Size Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-Size Company Risk Securities of mid-size companies may be more volatile and less liquid, compared to those of large companies, due to the mid-size companies’ limited product lines, markets, financing sources and management depth. Also, securities of mid-size companies may be affected to a greater extent by the underperformance of a sector or changing market conditions.
MULTI CAP EQUITY FUND SUMMARY | Small Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small Company Risk Securities of small companies may be more volatile and less liquid, compared to those of large and mid-size companies, due to the small companies’ size, limited product lines, markets, financing sources and management depth. Also, securities of small companies may be affected to a greater extent by the underperformance of a sector or changing market conditions.
MULTI CAP EQUITY FUND SUMMARY | Non U S Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-U.S. Securities Risk The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies. Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls (including tariffs), excessive taxation, sanctions, expropriation, limited disclosure and illiquid markets. Non-U.S. securities may also be subject to risks from differing financial reporting, accounting, corporate governance and auditing standards, and increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities.
MULTI CAP EQUITY FUND SUMMARY | Large Investor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Investor Risk Ownership of shares of the Fund may be concentrated in one or more large investors, including related persons of the investment adviser. These investors may redeem shares in substantial quantities or on a frequent basis, which may negatively impact the Fund’s performance, may increase realized capital gains, may accelerate the realization of taxable income to other shareholders and may potentially limit the use of available capital loss carryforwards or certain other losses to offset any future realized capital gains. Large investor redemption activity also may increase the Fund’s brokerage and other expenses.
MULTI CAP EQUITY FUND SUMMARY | Risks Introduction [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Investment Risks You should be aware that an investment in the Fund involves certain risks, including, among others, the following:
MULTI CAP EQUITY FUND SUMMARY | Failure To Meet Investment Objective [Member]
Prospectus [Line Items]
Risk [Text Block]	Failure to Meet Investment Objective There can be no assurance that the Fund will meet its investment objective.
Partners III Opportunity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk As with any mutual fund, investment return and principal value will fluctuate, depending on general market conditions and other factors. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. You may lose money if you invest in the Fund.
Partners III Opportunity Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk The investment adviser’s judgment about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform other funds with similar objectives or investment strategies, if the Fund’s overall investment selections or strategies fail to produce the intended results.
Partners III Opportunity Fund | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk The risk that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its largest holdings.
Partners III Opportunity Fund | Large Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Company Risk Securities of large companies tend to have less overall volatility compared to those of mid-size and small companies; however, large companies may not be able to attain the high growth rates of successful mid-size or small companies. In addition, large companies may be less capable of responding to competitive challenges and disruptive changes.
Partners III Opportunity Fund | Mid Size Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-Size Company Risk Securities of mid-size companies may be more volatile and less liquid, compared to those of large companies, due to the mid-size companies’ limited product lines, markets, financing sources and management depth. Also, securities of mid-size companies may be affected to a greater extent by the underperformance of a sector or changing market conditions.
Partners III Opportunity Fund | Small Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small Company Risk Securities of small companies may be more volatile and less liquid, compared to those of large and mid-size companies, due to the small companies’ size, limited product lines, markets, financing sources and management depth. Also, securities of small companies may be affected to a greater extent by the underperformance of a sector or changing market conditions.
Partners III Opportunity Fund | Non U S Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-U.S. Securities Risk The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies. Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls (including tariffs), excessive taxation, sanctions, expropriation, limited disclosure and illiquid markets. Non-U.S. securities may also be subject to risks from differing financial reporting, accounting, corporate governance and auditing standards, and increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities.
Partners III Opportunity Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk Derivatives are instruments, such as options, futures and forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives may carry more risk than other types of investments. Derivatives are subject to a number of risks including leverage, counterparty, liquidity, interest rate, market, credit, operational, management and legal risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and in some cases the Fund could lose more than the principal amount invested. Derivative strategies may also involve leverage, which may further exaggerate a loss.
Partners III Opportunity Fund | Large Investor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Investor Risk Ownership of shares of the Fund may be concentrated in one or more large investors, including related persons of the investment adviser. These investors may redeem shares in substantial quantities or on a frequent basis, which may negatively impact the Fund’s performance, may increase realized capital gains, may accelerate the realization of taxable income to other shareholders and may potentially limit the use of available capital loss carryforwards or certain other losses to offset any future realized capital gains. Large investor redemption activity also may increase the Fund’s brokerage and other expenses.
Partners III Opportunity Fund | Principal Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Investment Risks
Partners III Opportunity Fund | Failure To Meet Objective Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Failure to Meet Investment Objective There can be no assurance that the Fund will meet its investment objective.
Partners III Opportunity Fund | Non Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-diversified Risk Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund. A non-diversified portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.
Partners III Opportunity Fund | Investments In Exchange Traded Funds [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in Exchange Traded Funds ETFs that are based on an index incur certain expenses not incurred by their applicable index and, as such, the Fund will incur additional expenses as a result of investing in an ETF. ETFs that are based on an index may not be able to replicate and maintain exactly the composition and relative weightings of securities in the applicable index.
Partners III Opportunity Fund | Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Short Sales Risk The Fund sells securities that it has borrowed but does not own (“short sales”), which is a speculative technique. The Fund will suffer a loss when the price of a security that it has sold short increases; the loss of value on a short position is theoretically unlimited. Also there may be times when the Fund’s lender demands, or market conditions dictate, that the borrowed securities be returned to the lender on short notice, and the Fund may have to borrow the securities from another lender or purchase the securities at an unfavorable price. In addition, there is a risk that the third party to a short sale will not fulfill its contractual obligations, which could cause a loss to the Fund. The use of short sales will increase the Fund’s expenses. And because the Fund invests in both long and short equity positions, the Fund has overall exposure to changes in the value of securities, which could exceed the value of the Fund’s assets. This may magnify gains and losses and increase the volatility of the Fund’s returns.
Partners III Opportunity Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk The Fund may borrow from banks or brokers and pledge its assets in connection with any such borrowing. If the interest and other expenses on borrowings is greater than the Fund’s returns on the proceeds of the borrowings, then the use of leverage will decrease the overall return to the Fund’s shareholders. The use of leverage will also tend to magnify the volatility of the Fund’s returns and may increase the Fund's sensitivity to interest rate changes and other market risks.
SHORT DURATION INCOME FUND SUMMARY | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk As with any mutual fund, investment return and principal value will fluctuate, depending on general market conditions and other factors. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. You may lose money if you invest in the Fund.
SHORT DURATION INCOME FUND SUMMARY | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk The investment adviser’s judgment about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform other funds with similar objectives or investment strategies, if the Fund’s overall investment selections or strategies fail to produce the intended results.
SHORT DURATION INCOME FUND SUMMARY | Non U S Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-U.S. Securities Risk The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies. Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls (including tariffs), excessive taxation, sanctions, expropriation, limited disclosure and illiquid markets. Non-U.S. securities may also be subject to risks from differing financial reporting, accounting, corporate governance and auditing standards, and increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities.
SHORT DURATION INCOME FUND SUMMARY | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk Debt securities are subject to interest rate risk because the prices of debt securities tend to move in the opposite direction of interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, disinflation or deflation, general economic conditions, etc.). When interest rates rise, debt securities prices fall. When interest rates fall, debt securities prices rise. Changing interest rates (or the expectation of such changes) can be difficult to forecast and may have sudden and unpredictable effects in the markets and on the Fund’s investments. In general, debt securities with longer maturities are more sensitive to changes in interest rates.
SHORT DURATION INCOME FUND SUMMARY | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk The risk that the issuer or guarantor of a debt security is unable or unwilling, or perceived to be unable or unwilling, to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to fall. In general, lower-rated debt securities may have greater credit risk than investment grade securities.
SHORT DURATION INCOME FUND SUMMARY | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date. Call risk is the risk, especially during periods of falling interest rates, that an issuer will call or repay a debt security before its maturity date, likely causing the Fund to reinvest the proceeds at a lower interest rate, and thereby decreasing the Fund’s income.
SHORT DURATION INCOME FUND SUMMARY | Debt Securities Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Liquidity Risk Debt securities purchased by the Fund may be illiquid at the time of purchase or may be liquid at the time of purchase but subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market's perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants. The Fund may be unable to sell illiquid securities on short notice or only at a price below current value.
SHORT DURATION INCOME FUND SUMMARY | Structured Products Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Structured Products Risk The term Structured Products includes a wide variety of investment products, such as mortgage-backed securities and other types of asset-backed securities as well as various types of collateralized obligations. Risks from Structured Products include (i) underlying collateral may not be adequate to make payments to investors, (ii) underlying collateral may default, decline in value or quality or be downgraded by a rating agency; (iii) the structure and complexity of the transaction and the legal documents could lead to disputes among investors and (iv) the Structured Product’s manager may perform poorly. Non-payment on a Structured Product would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the Fund’s net asset value per share. In most cases, structured products are issued in several classes (sometimes called tranches), with different payment priorities. Generally, the lower classes are subordinated in priority of payments, and will be impacted first in case of an issuer’s non-payment of scheduled interest or principal. In some cases, the securities holders of one class must receive payment in full before the securities holders of a lower class receive any payments. The Fund may invest in any class of a Structured Product offering. Some Structured Products have credit ratings (or in some cases only certain classes of a Structured Product have credit ratings), but in many cases Structured Products do not have credit ratings. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws), which means (A) the security will not be traded on an exchange, (B) less information about the security may be available as compared to publicly offered securities, (C) only certain institutions may buy and sell the security, and (D) the security may have greater liquidity risk. There can be no assurance that a market will exist or will be active enough for the Fund to sell any Structured Product.
SHORT DURATION INCOME FUND SUMMARY | Loan Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Loan Investment Risk Investments in Loans and participation interests in Loans are subject to credit risk, including the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the Fund’s net asset value per share. Also, increases in interest rates may lead to an increase in loan defaults. In the event of a loan borrower’s non-payment of scheduled interest or principal, there can be no assurance that any collateral securing a Loan could be readily liquidated, or that liquidation proceeds would satisfy the Loan borrower’s obligations. In the event of bankruptcy of a Loan borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Loan. Loans in which the Fund may invest may not be rated by a rating agency, may not be registered with the SEC or any state securities commission, and will not be listed on any national securities exchange. The amount of public information available with respect to Loans will generally be less extensive than that available for registered or exchange-listed securities.
SHORT DURATION INCOME FUND SUMMARY | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk Derivatives are instruments, such as options, futures and forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives may carry more risk than other types of investments. Derivatives are subject to a number of risks including leverage, counterparty, liquidity, interest rate, market, credit, operational, management and legal risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and in some cases the Fund could lose more than the principal amount invested. Derivative strategies may also involve leverage, which may further exaggerate a loss.
SHORT DURATION INCOME FUND SUMMARY | Large Investor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Investor Risk Ownership of shares of the Fund may be concentrated in one or more large investors, including related persons of the investment adviser. These investors may redeem shares in substantial quantities or on a frequent basis, which may negatively impact the Fund’s performance, may increase realized capital gains, may accelerate the realization of taxable income to other shareholders and may potentially limit the use of available capital loss carryforwards or certain other losses to offset any future realized capital gains. Large investor redemption activity also may increase the Fund’s brokerage and other expenses.
SHORT DURATION INCOME FUND SUMMARY | Prinicpal Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	You should be aware that an investment in the Fund involves certain risks, including, among others, the following:
SHORT DURATION INCOME FUND SUMMARY | Non Investment Grade Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Investment Grade Debt (Junk Bond) Securities Risk Non-investment grade debt securities (commonly referred to as “high yield” or “junk bonds”) are more speculative and involve a greater risk of default and price change than investment grade debt securities due to the issuer’s creditworthiness. The market prices of these securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in response to adverse economic changes, issuer developments or rising interest rates. The Fund may also hold securities of distressed companies. Distressed companies may be engaged in restructurings, bankruptcy proceedings or other financial difficulties, which may cause the value of their securities to fluctuate rapidly or unpredictably.
SHORT DURATION INCOME FUND SUMMARY | Governent Sponsored Enterprises Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Government-Sponsored Enterprises Risk Obligations of U.S. Government agencies and authorities (such as Fannie Mae and Freddie Mac) are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. The Fund may purchase residential mortgage-backed securities or other asset-backed securities that are sponsored by U.S. Government agencies and authorities, and may purchase debt securities directly issued by U.S. Government agencies and authorities. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of obligations of U.S. Government agencies and authorities may be affected by changes in the credit rating of the U.S. Government.
SHORT DURATION INCOME FUND SUMMARY | Failure To Meet Objective [Member]
Prospectus [Line Items]
Risk [Text Block]	Failure to Meet Investment Objective There can be no assurance that the Fund will meet its investment objective.
Ultra Short Government Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk As with any mutual fund, investment return and principal value will fluctuate, depending on general market conditions and other factors. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. You may lose money if you invest in the Fund.
Ultra Short Government Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk The investment adviser’s judgment about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform other funds with similar objectives or investment strategies, if the Fund’s overall investment selections or strategies fail to produce the intended results.
Ultra Short Government Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk Debt securities are subject to interest rate risk because the prices of debt securities tend to move in the opposite direction of interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, disinflation or deflation, general economic conditions, etc.). When interest rates rise, debt securities prices fall. When interest rates fall, debt securities prices rise. Changing interest rates (or the expectation of such changes) can be difficult to forecast and may have sudden and unpredictable effects in the markets and on the Fund’s investments. In general, debt securities with longer maturities are more sensitive to changes in interest rates.
Ultra Short Government Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk The risk that the issuer or guarantor of a debt security is unable or unwilling, or perceived to be unable or unwilling, to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to fall. In general, lower-rated debt securities may have greater credit risk than investment grade securities.
Ultra Short Government Fund | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date. Call risk is the risk, especially during periods of falling interest rates, that an issuer will call or repay a debt security before its maturity date, likely causing the Fund to reinvest the proceeds at a lower interest rate, and thereby decreasing the Fund’s income.
Ultra Short Government Fund | Debt Securities Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Liquidity Risk Debt securities purchased by the Fund may be illiquid at the time of purchase or may be liquid at the time of purchase but subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market's perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants. The Fund may be unable to sell illiquid securities on short notice or only at a price below current value.
Ultra Short Government Fund | Large Investor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Investor Risk Ownership of shares of the Fund may be concentrated in one or more large investors, including related persons of the investment adviser. These investors may redeem shares in substantial quantities or on a frequent basis, which may negatively impact the Fund’s performance, may increase realized capital gains, may accelerate the realization of taxable income to other shareholders and may potentially limit the use of available capital loss carryforwards or certain other losses to offset any future realized capital gains. Large investor redemption activity also may increase the Fund’s brokerage and other expenses.
Ultra Short Government Fund | Failure To Meet Investment Objective [Member]
Prospectus [Line Items]
Risk [Text Block]	Failure to Meet Investment Objective There can be no assurance that the Fund will meet its investment objective.
Ultra Short Government Fund | Principal Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Investment Risks You should be aware that an investment in the Fund involves certain risks, including, among others, the following:
Ultra Short Government Fund | Mortgage Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-Backed (and Other Asset-Backed) Securities Risk Mortgage-backed securities (and other asset-backed securities) are generally structured for the securities holders to receive periodic payments as the securities issuer receives payments of principal and/or interest on the mortgages (or loans) in an underlying asset pool. Sometimes these securities are issued in separate tranches, which can mean the securities holders of one tranche receive payment in full before the securities holders of another tranche receive payments. Credit support may be provided for these securities, which can mean the securities issuer, an affiliated party or a third party provides additional assets, or makes additional promises, with respect to payment to the securities holders. Risks to the securities holders can include (i) the underlying asset pool may not pay as expected (which could mean sooner or later than expected), (ii) the securities issuer may have insufficient cash to make payment on the securities generally, or on certain tranches of securities and (iii) the credit support may be insufficient to make payment on the securities.
Ultra Short Government Fund | Government Sponsored Enterprise Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Government-Sponsored Enterprises Risk Obligations of U.S. Government agencies and authorities (such as Fannie Mae and Freddie Mac) are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. The Fund may purchase residential mortgage-backed securities and other asset-backed securities that are sponsored by U.S. Government agencies and authorities, and may purchase debt securities directly issued by U.S. Government agencies and authorities. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of obligations of U.S. Government agencies and authorities may be affected by changes in the credit rating of the U.S. Government.